Condensed Consolidated Balance Sheets		Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Current assets
Cash		¥ 259,905,532	$ 36,199,550	¥ 370,108,059	$ 53,859,752	¥ 271,067,503
Restricted cash				261,766	38,093
Accounts receivable, net		429,368,934	59,802,353	463,051,792	67,385,333	308,555,105
Advance to suppliers, net		21,168,706	2,948,370	6,763,326	984,229	10,648,306
Inventories, net		212,820,371	29,641,546	185,380,952	26,977,451	166,505,565
Prepaid expenses and other current assets		11,341,675	1,579,664	10,412,769	1,515,312	7,987,914
Total current assets		934,605,218	130,171,483	1,035,978,664	150,760,170	764,764,393
Non-current assets
Property, plant and equipment, net		561,678,490	78,230,381	571,756,443	83,204,512	550,153,110
Operating lease right-of-use assets, net		9,607,109	1,338,075	11,132,428	1,620,040	14,850,283
Deferred tax assets, net		2,725,934	379,667	1,905,581	277,309	3,039,084
Intangible assets, net		74,638,356	10,395,604	78,056,792	11,359,168	80,717,978
Other assets, non-current		28,027,997	3,903,729	20,923,703	3,044,909	28,228,293
Total non-current assets		676,677,886	94,247,456	683,774,947	99,505,938	676,988,748
Total assets		1,611,283,104	224,418,939	1,719,753,611	250,266,108	1,441,753,141
Current liabilities
Bank loans and other borrowings – current		182,741,935	25,452,232	193,736,563	28,193,397	111,733,754
Accounts payable		84,978,140	11,835,725	80,439,489	11,705,908	30,811,100
Accrued expenses and other liabilities		388,071,992	54,050,530	377,536,644	54,940,793	326,751,353
Operating lease liabilities – current		5,027,649	700,249	4,753,547	691,757	4,322,252
Deferred government grants – current		2,295,701	319,744	2,295,701	334,081	2,295,701
Total current liabilities		663,115,417	92,358,480	658,761,944	95,865,936	475,914,160
Non-current liabilities
Bank loans and other borrowings – non-current		361,965,073	50,414,367	293,790,596	42,753,699	253,928,000
Operating lease liabilities – non-current		4,462,505	621,536	6,348,890	923,918	10,605,260
Deferred government grants – non-current		22,458,657	3,128,034	23,606,507	3,435,323	30,053,517
Warrants liability		2,185,122	304,343	8,792,389	1,279,507
Total non-current liabilities		391,071,357	54,468,280	332,538,382	48,392,447	294,586,777
Total liabilities		1,054,186,774	146,826,760	991,300,326	144,258,383	770,500,937
Mezzanine equity
Total mezzanine equity						1,370,221,392
Ordinary shares value	[1]	12,297	1,713	12,297	1,790	7,978
Additional paid-in capital		2,656,891,036	370,050,842	2,656,891,036	386,642,466	808,502,018
Accumulated deficit		(2,048,560,763)	(285,322,817)	(1,874,037,965)	(272,718,245)	(1,590,567,163)
Accumulated other comprehensive loss		(51,246,240)	(7,137,559)	(54,412,083)	(7,918,286)	83,087,979
Total shareholders’ equity		557,096,330	77,592,179	728,453,285	106,007,725	(698,969,188)
Shareholders’ equity
Total liabilities and shareholders’ equity		¥ 1,611,283,104	$ 224,418,939	1,719,753,611	250,266,108	1,441,753,141
Series A and Series A-1 Redeemable Convertible Preferred Shares
Mezzanine equity
Preferred shares value						458,074,468
Series B Redeemable Convertible Preferred Shares
Mezzanine equity
Preferred shares value						¥ 912,146,924

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.